N-2	Dec. 31, 2022 shares
Cover [Abstract]
Entity Central Index Key	0001886878
Amendment Flag	false
Document Type	N-CSRS
Entity Registrant Name	PIMCO Access Income Fund
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objective and Strategy Overview
PIMCO Access Income Fund’s investment objective is to seek current income as a primary objective and capital appreciation as a secondary objective.
Fund Insights at NAV
The following affected performance (on a gross basis) during the reporting period:
»	Exposure to external emerging market debt contributed to absolute performance as the sector posted positive performance.
»	Exposure to high yield corporate credit contributed to absolute performance as the sector posted positive performance.
»	Security selection within U.S. residential mortgage backed securities contributed to performance as select securities posted positive returns.
»	Exposure to asset-backed securities detracted from absolute performance as the sector posted negative performance.
»	Exposure to commercial mortgage credit detracted from absolute performance as the sector posted negative performance.
»	Exposure to holdings related to special situation investments, which include companies undergoing stress, distress, challenges, or significant transition, contributed to absolute performance as the securities posted positive returns.

Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Common Shares
Outstanding Security, Held [Shares]	44,001